Mergers and Acquisitions - Summary of Vonpar's Pro Forma Financial Data of Historical Financial Statements Related to Business Combinations (Detail) - Vonpar [member]
$ / shares in Units, $ in Millions
12 Months Ended
Dec. 31, 2016 MXN ($) $ / shares
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues	$ 187,139
(Loss) income before taxes	15,819
Net (loss) income	$ 11,539
Earnings per share | $ / shares	$ 4.86